Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 2,913,098	¥ 2,822,757
Less: Accumulated amortization	(123,731)	(74,903)
Total	¥ 2,789,367	¥ 2,747,854